MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
                   Two World Trade Center
                  New York, New York  10048
                       (212) 392-1600







December 5, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter Convertible Securities Trust
     File #811-4310
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 28, 2000.

                                        Very truly yours,
                                                  /s/Natasha
Kassian
                                         Natasha Kassian


cc: Barry Fink Esq.
      Larry Greene